Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets and Liabilities
Deferred tax assets	$ 12,888	$ 11,841
Deferred tax liabilities	1,125	163
Non-current assets	2,610	2,597
Non-current liabilities	(1,485)	(2,434)
Deferred tax assets (liabilities)	1,125	163	$ 595
Non-capital loss carryforwards
Deferred Income Tax Assets and Liabilities
Deferred tax assets	11,908	11,589
Stream and other assets
Deferred Income Tax Assets and Liabilities
Deferred tax assets	981	252
Royalties and other assets
Deferred Income Tax Assets and Liabilities
Deferred tax liabilities	$ (11,763)	$ (11,678)